     As filed with the Securities and Exchange Commission on August 11, 2003

                                               File Nos. 333-92935 and 811-09729

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [x]
                       Post-Effective Amendment No. 24                       [x]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [x]
                              Amendment No. 24                               [x]

                        (Check appropriate box or boxes)

                                iShares(R) Trust

               (Exact Name of Registrant as Specified in Charter)

                       c/o Investors Bank & Trust Company
                              200 Clarendon Street
                                Boston, MA 02116

                (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, including Area Code: (415) 597-2000

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and Address of Agent for Service)

                                 With Copies to:

      W. JOHN MCGUIRE, ESQ.                RICHARD MORRIS, ESQ.
      MORGAN, LEWIS & BOCKIUS LLP          BARCLAYS GLOBAL INVESTORS N.A.
      1111 PENNSYLVANIA AVE., NW           45 FREMONT STREET
      WASHINGTON, DC 20004                 SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to      [ ] On (date) pursuant to paragraph
       paragraph (b)                                (b)
[ ] 60 days after filing pursuant to         [ ] On (date) pursuant to paragraph
       paragraph (a)(1)                             (a)(1)
[X] 75 days after filing pursuant to         [ ] On (date) pursuant to paragraph
       paragraph (a)(2)                             (a)(2) of Rule 485
If appropriate, check the following box:

[ ] The post-effective amendment designates a new effective date for a previously filed post-effective amendment

********************************************************************************
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective and until after the Securities and Exchange Commission issues an exemptive order relating to such securities. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy securities, nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful.
********************************************************************************

iShares(R)
iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called "Funds". The Fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular bond index compiled by Lehman Brothers. This prospectus relates solely to the iShares Lehman U.S. Treasury Inflation Protected Securities Fund. Barclays Global Fund Advisors is the advisor to the Fund.

iShares Trust (the "Trust") is a registered investment company. The shares of the Trust, called "iShares(R)," are listed and traded on national securities exchanges (each, a "Listing Exchange"). Market prices for the Fund's iShares may be different from its net asset value per share ("NAV"). The Fund has its own CUSIP number and exchange trading symbol.

The Fund issues and redeems iShares at NAV only in large blocks, generally of [100,000] iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                      Prospectus dated              , 2003
                                       -------------

Table of Contents

Details on Investing    Introduction..............................................................    1
   in iShares

More details about      iShares Lehman U.S. Treasury Inflation Protected Securities Fund..........    2
   the Fund
                        Investment Objective......................................................    2
                        Principal Investment Strategies...........................................    2
                        Description of the Lehman Brothers U.S. Treasury Inflation Notes Index....    2
                        Representative Sampling...................................................    2
                        Correlation...............................................................    3
                        Principal Risks Factors...................................................    3
                        Passive Investments.......................................................    4
                        Lack of Governmental Insurance or Guarantee...............................    4
                        Performance Information...................................................    4

                        Fees and Expenses.........................................................    5

Details on Management   Management................................................................    6
   and Operations
                        Investment Advisor........................................................    6
                        Administrator, Custodian and Transfer Agent...............................    6

Details on Buying and   Shareholder Information...................................................    6
   Selling iShares
                        Buying and Selling iShares................................................    6
                        Book Entry................................................................    7
                        iShare Prices.............................................................    7
                        Determination of Net Asset Value..........................................    7
                        Dividends and Distributions...............................................    7
                        Taxes.....................................................................    7
                        Taxes on Distributions....................................................    7
                        Taxes When iShares Are Sold...............................................    8
                        Creations and Redemptions.................................................    8
                        iShares Transaction Fees..................................................    8
                        Legal Proceedings.........................................................    9

                        Distribution..............................................................   10

                        Index Provider............................................................   10

                        Disclaimers...............................................................   11

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                                                                          page i

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the Trust as a whole and the iShares Lehman U.S. Treasury Inflation Protected Securities Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

The Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index"). The Fund's Underlying Index, the Lehman Brothers U.S. Treasury Inflation Notes Index, was developed by Lehman Brothers ("Lehman Brothers"). Lehman Brothers is a leading global financial firm that serves the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide.

Barclays Global Fund Advisors ("BGFA"), the advisor to the Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with Lehman Brothers.

--------------------------------------------------------------------------------
iShares Overview                                                          page 1
iShares Lehman U.S. Treasury Inflation Protected
Securities Fund

Cusip:
AMEX Trading Symbol:
Underlying Index: Lehman Brothers U.S. Treasury Inflation Notes Index

Investment Objective

The iShares Lehman U.S. Treasury Inflation Protected Securities Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Lehman Brothers U.S. Treasury Inflation Notes Index (the "Index")*. The Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the market it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular bond, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor bond selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund will generally invest at least 90% of its assets in bonds of its Underlying Index and at least 95% of its assets in U.S. Government bonds. The Fund may also invest up to 10% of its assets in U.S. Government bonds not included in its Underlying Index. For example, BGFA may invest in bonds not included in the relevant Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. Government obligations.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Description of the Lehman Brothers U.S. Treasury Inflation Notes Index

The Index measures the performance of the inflation protected public obligations of the U.S. Treasury. Inflation protected public obligations of the U.S. Treasury, also called "TIPS," are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation--a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index (CPI). A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. As of July 31, 2003, there were 11 issues included in the Index.

The Index includes all publicly issued, U.S. Treasury Inflation Protected securities that have at least 1 year remaining to maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (Baa3 or better) by Moody's Investors Service, Inc., are fixed rate, and have more than $200 million par outstanding. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Representative Sampling

______________________
* Lehman Brothers and Lehman Brothers U.S. Treasury Inflation Notes Index are trademarks of Lehman Brothers and have been licensed for use for certain purposes by BGI. The iShares Lehman U.S. Treasury Inflation Protected Securities Fund is not sponsored or endorsed by Lehman Brothers, and Lehman Brothers makes no representations regarding the advisability of investing in iShares.

--------------------------------------------------------------------------------
iShares                                                                   page 2

BGFA uses a Representative Sampling strategy to manage the Fund. "Representative Sampling" is investing in a representative sample of bonds in the Underlying Index, which have a similar investment profile as the overall Lehman Brothers U.S. Treasury Inflation Notes Index. Bonds selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Lehman Brothers U.S. Treasury Inflation Notes Index. This means the Fund generally will not hold all of the bonds that are included in the Lehman Brothers U.S. Treasury Inflation Notes Index.

Correlation

An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between the Fund's performance and that of the Lehman Brothers U.S. Treasury Inflation Notes Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A fund using Representative Sampling can be expected to have a greater tracking error than a fund using Replication. Replication is a strategy in which a fund invests in substantially all of the bonds in its Underlying Index in approximately the same proportions as in the Underlying Index.

Principal Risk Factors

The Fund is subject to the principal risks described below. Some or all of these risks may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and/or its ability to meet its objectives.

..    Market Risk: The Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market downturns.

..    Trading Risk: While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

..    Asset Class Risk: The returns from the types of bonds in which the Fund invests may underperform returns from the various general bond markets or different asset classes. Different types of bonds tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

..    Tracking Error Risk: Factors such as the fees and expenses of the Fund, imperfect correlation between the Fund's bonds and those in the Underlying Index, rounding of prices, changes to the Underlying Index and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of the Fund. The Fund's returns may therefore deviate from those of its Underlying Index.

..    Market Trading Risks:

     . Absence of Prior Active Market: Although the iShares described in this Prospectus are listed for trading on a Listing Exchange, such as the American Stock Exchange LLC ("AMEX"), there can be no assurance that an active trading market for iShares will develop or be maintained.

     . Lack of Market Liquidity: Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of the Fund will continue to be met or will remain unchanged.

     . iShares May Trade at Prices Other Than NAV: iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of the Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

--------------------------------------------------------------------------------
iShares                                                                   page 3

     . The price of bonds may fall because of a rise in interest rates, which generally reduce the price of bonds, even those issued by the U.S. government.

     . Prices of bonds may fall in response to economic events or trends. The longer a bond's maturity, the greater the risk that its value may fall in response to economic events or trends.

     . The bonds in the Index may underperform equity investments and fixed income indices that track other markets, segments and sectors.

..    Interest Rate Risk: Inflation-protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation is 2%, the real interest rate is 3%.) However, because most of the fund's holdings are adjusted for inflation, the fund should have less interest rate risk than conventional bond funds with similar average maturity.

..    Credit risk: This is the chance that any of the fund's holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. Securities issued by the U.S. government have virtually no credit risk. However, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government.

..    Deflation risk: This is the possibility that prices throughout the economy decline over time, the opposite of inflation. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses for the fund.

Passive Investments

The Fund is not actively managed. The Fund may be affected by a general decline in the U.S. bond market. The Fund invests in the bonds included in its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------
iShares                                                                   page 4

>

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                        None
   (fees paid directly from your investment, but see the Creation
   Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
Management Fees                                                         0.20%
Distribution and Service (12b-1) Fees                                   None
Other Expenses***                                                       None
----------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    0.20%
----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

     **   Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                           1 Year   3 Years
                           ------   -------
                             $20      $64

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks generally of [100,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate
value of a Creation Unit as of             was $          . Investors who hold
                               -----------      ----------
Creation Units will also pay the annual fund operating expenses described in the table above and are not charged any other fees by the Fund for purchasing or redeeming Creation Units. Assuming an investment in a Creation Unit of $
                                                                        -------
and a 5% return each year, and assuming that the Fund's operating expenses
remain the same, the total costs would be $        if the Creation Unit is
                                           -------
redeemed after one year, and $       if the Creation Unit is redeemed after
                              ------
three years.

--------------------------------------------------------------------------------
iShares                                                                   page 5

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for the Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, audit and other services, except interest, taxes, brokerage expenses and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

BGFA will receive fees from the Fund based on a percentage of the Fund's average daily net assets, as shown in the following table:

                    iShares Index Fund                             Management Fee
----------------------------------------------------------------   --------------
iShares Lehman U.S. Treasury Inflation Protected Securities Fund       0.20%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of June 30, 2003, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $896 billion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian and transfer agent for the Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of the Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling iShares

iShares trade on exchanges or elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:00 p.m. (Eastern
Time) every day the Listing Exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

The iShares Lehman U.S. Treasury Inflation Protected Securities Fund trades under the ticker symbol listed in this Prospectus.

The Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Fund.

--------------------------------------------------------------------------------
page 6

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of the Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book entry or "street name" form.

iShares Prices

The trading prices of iShares on a Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of iShares of the Fund will be disseminated by the Listing Exchange every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the AMEX is open. The formula calls for deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

The Fund pays out dividends to investors at least monthly and may pay them on a more frequent basis. The Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

..    The Fund makes distributions, and

..    You sell iShares.

Taxes on Distributions

Distributions paid out of the Fund's net investment income, including income from securities lending, and out of the Fund's net short-term capital gains, if any, are taxable to you as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses, are taxable as long-term capital gains, regardless of how long you have held the iShares. Distributions from the Fund do not qualify for the lower tax rates applicable to qualified dividend income. In general, your

--------------------------------------------------------------------------------
                                                                          page 7
distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Special Considerations Regarding Inflation-Indexed Bonds: Adjustments during the taxable year for inflation to the principal amount of an inflation indexed bond held by the Fund may give rise to original issue discount includible in the Fund's gross income, although no cash attributable to such gross income will be received by the Fund. In such case, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts distributed in the taxable year to be characterized as a return of capital.

Taxes When iShares Are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units, generally of [100,000] iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investments Distribution Co. ("SEI"), the Fund's distributor, and deposits into the Fund a portfolio of bonds closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units, generally [100,000] iShares.

Similarly, iShares can only be redeemed in a specified number of Creation Units, generally [100,000] iShares, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

In the case of the iShares Lehman U.S. Treasury Inflation Protected Securities Fund, the Fund will accept a portfolio of bonds and a specified amount of cash. Similarly, iShares of the Fund will be redeemed for a portfolio of bonds and an amount of cash.

Creations and redemptions must be made through a firm that is a DTC participant and has the ability to clear through the Fed System. Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

Because new iShares may be created and issued on an ongoing basis, at any point during the life of the Fund a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with iShares that are part of an "unsold allotment" within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on an exchange.

iShares Transaction Fees

The Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. The standard creation and redemption transaction fees for creations and redemptions in-kind for the Fund are discussed below. The standard creation transaction fee is charged to each

--------------------------------------------------------------------------------
page 8
purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions made for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge as further described in the Statement of Additional Information. In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of iShares in Creation Units are responsible for the costs of transferring securities from the Fund to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following
table shows, as of        , the approximate value of one Creation Unit of the
                   -------
Fund, including the standard transaction fee.

                                                                                    Standard
                                                                    Approximate     Creation/
                                                                    Value of a     Redemption
                                                                   Creation Unit   Transaction
Name of Fund                                                           as of           Fee
------------                                                       -------------   -----------
iShares Lehman U.S. Treasury Inflation Protected Securities Fund         $             $

Legal Proceedings

The Trust has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

--------------------------------------------------------------------------------
                                                                          page 9

Distribution

SEI Investments Distribution Co. (the "Distributor") serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Index Provider

Lehman Brothers serves the financial needs of corporations, governments, municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The Firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world.

BGI has entered into a license agreement with the Index Provider to use the Underlying Index. BGI is sub-licensing rights in the Underlying Index to iShares Trust at no charge.

--------------------------------------------------------------------------------
page 10

Disclaimers

The iShares Trust is not sponsored or endorsed by Lehman Brothers ("Lehman"). Lehman makes no representation or warranty, express or implied, to the owners of the iShares Lehman U.S. Treasury Inflation Protected Securities Fund (the "Lehman Fund") or any member of the public regarding the advisability of investing in securities generally or in the Lehman Fund particularly, or the ability of the Lehman Brothers U.S. Treasury Inflation Notes Index (the "Lehman Index") to track the appropriate bond market performance. Lehman is the licensor of certain trademarks, service marks and trade names to BGI. The Lehman Index is determined, composed and calculated by Lehman without regard to BGI, BGFA or the Lehman Fund. Lehman has no obligation to take the needs of BGI, BGFA or the owners of the Lehman Fund into consideration in determining, composing or calculating the Lehman Index. Lehman is not responsible for and has not participated in the determination of the prices and quantities of iShares of the Lehman Fund to be issued or the determination or calculation of the redemption price per share. Lehman has no obligation or liability in connection with the administration, marketing, or trading of the Trust.

Lehman does not guarantee the quality, accuracy and/or the completeness of the Lehman Index or any data included therein. Lehman expressly disclaims and shall have no liability for any errors, omissions or interruptions therein. Lehman makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of the Lehman Fund, or any other person or entity, from the use of the Lehman Index or any data included therein. Lehman makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Lehman Index or any data included therein. Without limiting any of the foregoing, in no event shall Lehman have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) resulting from the use of the Lehman Index or any data included therein, even if notified of the possibility of such damages.

iShares are not sponsored or endorsed by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the iShares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Lehman Index or the ability of the Lehman Index to track bond market performance. The Lehman Index is determined, composed and calculated by Lehman Brothers without regard to the Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Lehman Index, nor in the determination of the timing of, prices of, or quantities of the iShares of the Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The AMEX has no obligation or liability to owners of the iShares of the Fund in connection with the administration, marketing or trading of the iShares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of the Lehman Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of the Fund as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the Lehman Index or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Lehman Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Lehman Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the iShares of the Fund, or any other person or entity from the use of the Lehman Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Lehman Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

--------------------------------------------------------------------------------
                                                                         page 11

Copies of the Prospectus can be found on our web site at www.iShares.com. For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI"). The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Fund or iShares or you wish to obtain the SAI free of charge, please:

     Call:    1-800-iShares
              Monday through Friday
              8:00 a.m. to 8:00 p.m. (Eastern time)

     Write:   iShares Trust
              c/o SEI Investments Distribution Co.
              1 Freedom Valley Drive
              Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                    Investment Company Act File No. 811-09729

********************************************************************************
The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement is effective and until after the Securities and Exchange Commission issues an exemptive order relating to such securities. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any State in which the offer, solicitation or sale would be unlawful.
********************************************************************************

iShares Trust
Statement of Additional Information for

iShares Lehman U.S. Treasury Inflation Protected Securities Fund

Dated             , 2003
      ------------

This Statement of Additional Information is not a Prospectus. It should be read
in conjunction with the Prospectus dated            , 2003 of iShares Trust (the
                                         -----------
"Trust") for the fund listed above (the "Fund"). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456 or calling 1-800-iShares.

Table of Contents

                                                                            Page
                                                                            ----

General Description of the Trust and the Fund.................................1
Exchange Listing and Trading..................................................1
Investment Strategies and Risks...............................................2
   Diversification............................................................2
   Bonds......................................................................2
   U.S. Government Obligations................................................2
   Money Market Instruments...................................................3
   Investment Companies.......................................................3
   Loans of Portfolio Securities..............................................3
   Repurchase Agreements......................................................3
Proxy Voting Policy...........................................................4
Construction and Maintenance Standards for the Underlying Index...............5
The Lehman Index..............................................................5
   The Lehman Brothers U.S. Treasury Inflation Notes Index....................5
Investment Limitations........................................................5
Continuous Offering...........................................................6
Management....................................................................7
   Trustees and Officers......................................................7
   Committees of the Trust....................................................9
   Approval of Investment Advisory Contract..................................10
   Remuneration of Trustees and Officers.....................................10
   Investment Advisor........................................................11
   Administrator, Custodian and Transfer Agent...............................12
   Distributor...............................................................12
   Index Provider............................................................12
Brokerage Transactions.......................................................13
Additional Information Concerning the Trust..................................13
   Shares....................................................................13
   Termination of the Trust or the Fund......................................14
   Book Entry Only System....................................................14
   DTC Acts as Securities Depository for the iShares.........................14
Creation and Redemption of Creation Unit Aggregations........................15
   Creation..................................................................15
   Fund Deposit..............................................................15
   Procedures for Creation of Creation Unit Aggregations.....................16
   Placement of Creation Orders for the Fund.................................17
   Acceptance of Orders for Creation Unit Aggregations.......................17
   Creation Transaction Fee..................................................18
   Redemption of iShares in Creation Unit Aggregations.......................18
   Redemption Transaction Fee................................................18
   Placement of Redemption Orders for the Fund...............................19
Taxes........................................................................20
Determination of NAV.........................................................21
Dividends and Distributions..................................................21
   General Policies..........................................................21
   Dividend Reinvestment Service.............................................21

Performance and Other Information............................................21
Yield........................................................................21
Total Return Quotation (Before Taxes)........................................22
Total Return Quotation (After Taxes on Distribution).........................22
Total Return Quotation (After Taxes on Distribution and Sale)................22
Cumulative Total Return Quotation............................................23
Miscellaneous Information....................................................24
   Counsel...................................................................24
   Independent Auditors......................................................24

General Description of the Trust and the Fund

The Trust currently consists of over 50 investment portfolios (each a "Fund" and collectively the "Funds"). The Trust was organized as a trust under Delaware law on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This Statement of Additional Information relates to the iShares Lehman U.S. Treasury Inflation Protected Securities Fund (the "Fund").

The shares of the Fund are referred to herein as "iShares."

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the "Underlying Index") representing the U.S. treasury inflated debt market.. The Fund is managed by Barclays Global Fund Advisors ("BGFA"). The Fund's Underlying Index is the Lehman Brothers U.S. Treasury Inflation Notes Index (the "Lehman Index").

The Fund offers and issues iShares at net asset value per share ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of fixed income securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in the Prospectus and this SAI are listed and traded on national securities exchanges (each, a "Listing Exchange"), such as The American Stock Exchange LLC (the "AMEX"). iShares currently trade on a Listing Exchanges and elsewhere at market prices that may be below, at, or above NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are for a specified number of shares, generally 100,000.

The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so. iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of iShares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the iShares of the Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the iShares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which the Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the iShares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly traded securities, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable fund. However, the ratio of a fund's NAV to its Underlying Index would change in such instance.

Investment Strategies and Risks

The Fund seeks to achieve its objective by investing in fixed income securities that comprise the relevant Underlying Index. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund will engage in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

The Fund will generally invest at least 90% of its assets in bonds of its Underlying Index and at least 95% of its assets in U.S. Government bonds. The Fund may also invest up to 10% of its assets in U.S. Government bonds not included in its Underlying Index. For example, BGFA may invest in bonds not included in the relevant Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. Government obligations.

Diversification. The Fund is a "diversified fund." A diversified fund is one that, with respect to 75% of its total assets, does not invest more than 5% of its total assets in securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of a diversified Fund's total assets may be invested in any manner.

Bonds. The Fund invests a substantial portion of its assets in U.S. registered, dollar-denominated bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date.

An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

U.S. Government Obligations. The Fund invests a substantial portion of its assets in U.S. government obligations. U.S. Government obligations are a type of bond. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. BGFA received an exemptive order from the SEC which permits the funds it manages, including the Funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the Funds are permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes.

Loans of Portfolio Securities. The Fund may lend its investment securities to approved borrowers. The Trust and Barclays Global Investors, N.A. ("BGI") have been granted an exemptive order (the "Order") that permits BGI to serve as the Trust's securities lending agent. The Board of Trustees of the Trust (the "Board" or the "Trustees") has approved the selection of BGI as securities lending agent subject to the conditions described in the Order. As securities lending agent, BGI shares with the relevant Fund any net income earned on loans of portfolio securities. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund. These loans cannot exceed 33 1/3% of a Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Board. These borrowers may include affiliates of the Trust or of BGI. Lending to any such affiliated borrower will be done in conformity with certain conditions set forth in the Order. The terms, structure and the aggregate amount of loans to all borrowers must be consistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (ii) the loan be made subject to termination by the Fund at any time; and (iii) the Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder in connection with a securities loan.

Collateral from securities loaned to a borrower may be invested in high-quality money market instruments and other investment companies (including money market mutual funds advised by BGFA or otherwise affiliated with the Fund). The money-market instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or, if unrated, of comparable quality as determined by BGFA; and (iv) repurchase agreements. Investments of collateral from securities loaned to borrowers will not be counted in determining compliance with the investment strategies described herein under Investment Strategies and Risks.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should the Fund enter into a repurchase agreement, the Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Proxy Voting Policy

The Trust has adopted as its proxy voting policies the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. Therefore, the remainder of this section discusses BGFA's proxy voting guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgement, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best interests of a Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities which might impose costly or time-consuming in-person voting requirements). BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund's affiliates (if any), BGFA or BGFA's affiliates, or SEI or SEI's affiliates. When voting proxies, BGFA attempts to ensure that companies follow practices that advance their economic value and allow the market to place a proper value on their assets. With respect to certain specific issues:

     . BGFA generally supports management in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

     . BGFA generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

     . BGFA generally votes against anti-takeover proposals and proposals which would create additional barriers or costs to corporate transactions; and

BGFA maintains institutional policies and procedures which are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or SEI or SEI's affiliates, from having any influence on BGFA's proxy voting activity. In this way, BGFA seeks to prevent conflicts of interest that might influence BGFA's independent business judgment on how to vote on specific proxy issues (or to refrain from voting). In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid the influence of a potential conflict of interest or as otherwise required by applicable law. Such independent fiduciary may either (i) vote such proxy, or
(ii) provide BGFA with instructions as to how to vote such proxy. In the latter case, BGFA would vote the proxy in accordance with the independent fiduciary's instructions.

Construction and Maintenance Standards for the Underlying Index

The iShares Lehman U.S. Treasury Inflation Protected Securities Fund invests substantially all of its assets in the securities that comprise the Lehman Brothers U.S. Treasury Inflation Notes Index. A brief description of the Lehman Index is provided below.

The Lehman Index

Lehman Brothers U.S. Treasury Inflation Notes Index

Index Description. The Lehman Brothers U.S. Treasury Inflation Notes Index represents Inflation Protected public obligations of the U.S. Treasury. Inflation protected public obligations of the U.S. Treasury, also called "TIPS," are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation--a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index (CPI). A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. As of July 31, 2003, there were 11 issues included in the Index.

Index Methodology. The Index includes all publicly issued, U.S. Treasury Inflation Protected securities that have at least 1 year remaining to maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (Baa3 or better) by Moody's Investors Service, Inc., are fixed rate, and have more than $200 million par outstanding. The Lehman Brothers U.S. Treasury Inflation Notes Index is market capitalization weighted and includes all of the securities that meet the Index criteria.

The Index constituents are updated on the last calendar day of each month.

Index Valuation. The Index is valued using end of day bid side prices, as marked by Lehman. Intra-month cash flows contribute to monthly returns, but they are not reinvested during the month and do not earn a reinvestment return. Total returns are calculated based on the sum of price changes, gain/loss on repayments of principal, and coupon received or accrued, expressed as a percentage of beginning market value.

Investment Limitations

The Board has adopted as fundamental policies the investment restrictions numbered one through six below. The restrictions for the Fund may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

The Fund will not:

1. Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, the Fund, as non-fundamental policies, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities. Except with regard to investment limitation three above, if any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction. The Fund may change its investment objective and it's Underlying Index without a shareholder vote.

BGFA monitors the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

..    The frequency of trades and quotes for the security;
..    The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;
..    Dealer undertakings to make a market in the security; and
..    The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

Continuous Offering

The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Fund on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to iShares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Master Investment Portfolio and Barclays Global Investors Funds, each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees 24 additional funds within the fund complex. In addition, Richard K. Lyons and Lee T. Kranefuss each serve as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and, as a result, oversees 103 additional portfolios within the fund complex.

                                              Interested Trustees
-------------------------------------------------------------------------------------------------------------------
Name (Age) and Address    Position(s) Length    Principal Occupation(s) During      Other Directorships Held by
                              of Service               the Past 5 Years                 Trustee and Officer
-------------------------------------------------------------------------------------------------------------------
*Lee T. Kranefuss (41)    Trustee,             Chief Executive Officer of the      Director (since June 18, 2003)
Barclays Global           Chairman, and        Individual Investor Business of     of iShares, Inc.; Board of
Investors                 President (since     Barclays Global Investors,          Trustees for Barclays Global
45 Fremont Street         June 18, 2003)       N.A.;                               Investors Funds and Master
San Francisco, CA 94105                        The Boston Consulting Group         Investment Portfolio (since
                                               (until 1997).                       2001).


*Nathan Most (89)         Trustee (since       Consultant to BGI (1998-            Director (since 1996) and
PO Box 193                December 16, 1999)   present), American Stock Exchange   President of iShares, Inc.
Burlingame, CA 94011                           (1996-2000) and the Hong Kong       (1996-2002).
                                               Stock Exchange (1998 to present);
                                               Consultant to the Amsterdam Stock
                                               Exchange (1997-1998); Consultant
                                               to the Pacific Stock Exchange
                                               (1997-1998).
-------------------------------------------------------------------------------------------------------------------

* Lee Kranefuss and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment adviser, and BGI, the parent company of BGFA.

                                              Independent Trustees
-------------------------------------------------------------------------------------------------------------------
Name (Age) and Address    Position(s) Length    Principal Occupation(s) During       Other Directorships Held by
                              of Service               the Past 5 Years                  Trustee and Officer
-------------------------------------------------------------------------------------------------------------------
Richard K. Lyons (42)     Trustee (since       Professor, University of            Director of iShares, Inc.
Haas School of            February 15, 2000)   California, Berkeley: Haas          (since 2001); Trustee of
Business, S545                                 Business  (Since  School of         Master Investment Portfolio
UC Berkeley                                    1993); Consultant for IMF World     (since 2001); Trustee of
Berkeley, CA 94720                             Bank, Federal Reserve Bank, and     Matthews Asian Funds since
                                               Citibank N.A. (since 2000).         1995 (oversees 6 portfolios)

George G.C. Parker (64)   Trustee (since       Dean Witter Distinguished           Director of iShares, Inc.
Graduate School of        February 15,         Professor of Finance (since         (since 2001); Bailard, Biehl
Business,                 2000)                1994); Associate Dean for           and Kaiser, Inc. (since 1985),
Stanford University                            Academic Affairs, Director of       California Casualty Group of
521 Memorial Way,                              MBA Program, Professor,             Insurance Companies (since
Room K301                                      Stanford University: Graduate       1978), Continental Airlines,
Stanford, CA 94305                             School of Business (1993-2001).     Inc. (since 1996), Community
                                                                                   First Financial Group (since
                                                                                   1995), Dresdner/RCM Mutual
                                                                                   Funds (1994-2002) (oversees
                                                                                   10 portfolios), Tyon Ranch
                                                                                   Company (since 1999).

John B. Carroll (67)      Trustee (since       Retired Vice President of           Director of iShares, Inc.
520 Main Street           January 1, 2002)     Investment Management (from         (since 1996); Trustee and
Ridgefield, CT 06877                           1984-2000) of Verizon               Member of the Executive
                                               Corporation; Advisory Board         Committee (since 1991) of
                                               member of Ibbotson Assoc.           Commonfund Institutional
                                               (1992- 1998); former Vice           Funds; Member of Board of
                                               Chairman and Executive              Managers of JP Morgan Private
                                               Committee Member (since             Equity Funds.
                                               1994-1998) of the Committee on
                                               Investment of Employee Benefit
                                               Assets of the Financial
                                               Executive Institute.

W. Allen Reed (56)        Trustee (since       President and Chief Executive       Director of iShares, Inc.
General Motors            January 1, 2002)     Officer (since 1994) of General     (since 1996); Director (since
Investment                                     Motors Investment Management        1994)of General Motors
Management Corp.                               Corporation.                        Investment Management
767 Fifth Avenue                                                                   Corporation;Director (from
New York, NY 10153                                                                 1995 to 1998) of Taubman
                                                                                   Centers, Inc. (a real estate
                                                                                   investment trust); Director
                                                                                   (since 1992) of FLIR Systems
                                                                                   (an imaging technology company);
                                                                                   Director (since 1994) of General
                                                                                   Motors Acceptance
                                                                                   Corporation; Director (since
                                                                                   1994) of GMAC Insurance
                                                                                   Holdings, Inc.; Director (since
                                                                                   1995) of Global Emerging Markets
                                                                                   Fund; Director (since 2000) of
                                                                                   Temple Inland Industries; Chairman
                                                                                   (since 1995) of the Investment
                                                                                   Advisory Committee of Howard
                                                                                   Hughes Medical Institute.

                                         Officers who are not Trustees
-------------------------------------------------------------------------------------------------------------------
Name (Age) and Address    Position(s) Length   Principal Occupation(s) During      Other Directorships Held by
                              of Service              the Past 5 Years                 Trustee and Officer
-------------------------------------------------------------------------------------------------------------------
*Michael Latham (37)      Secretary,           Director of Mutual Fund             None.
Barclays Global           Treasurer and        Delivery in the U.S.
Investors                 Principal            Individual Investor Business
45 Fremont Street         Financial Officer    (since 2000); Head of
San Francisco, CA 94105                        Operations, BGI Europe
                                               (1997-2000);  Manager,
                                               Portfolio Accounting Group of
                                               Barclays Global Investors, N.A.
                                               (1994-1997).

Jeffrey J. Gaboury (34)   Assistant            Director (formerly Manager),        None.
Investors Bank and Trust  Treasurer            Mutual Fund Administration,
Company                                        Reporting and Compliance, IBT
200 Clarendon Street                           (since 1996).
Boston, MA 02116

Danell Doty (39)          Assistant            Head of Mutual Fund                 None.
Barclays Global           Secretary            Administration, BGI (since
Investors                                      1999); Vice President of
45 Fremont Street                              Operations, Berkeley Capital
San Francisco, CA 94105                        Management (1994-1999); Vice
                                               President and Secretary, The
                                               Berkeley Funds (1997-1999).

Sandra I. Madden (36)     Assistant            Senior Associate Counsel,           None.
Investors Bank and        Secretary            Mutual Fund Administration,
Trust Company                                  Investors Bank and Trust
200 Clarendon Street                           Company (since 1999); Formerly,
Boston, MA 02116                               Associate, Scudder Kemper
                                               Investments, Inc. (1996-1999).

Susan C. Mosher (48)      Assistant            Senior Director & Senior            None.
Investors Bank and        Secretary            Counsel, Mutual Fund
Trust Company                                  Administration, Investors Bank
200 Clarendon Street                           and Trust Company (since 1995).
Boston, MA 02116

Theda Haber (49)          Chief Legal          Attorney/Managing Director,         None.
Barclays Global           Officer              Deputy General Counsel and Head
Investors                                      of U.S. Legal, BGI (since
45 Fremont Street                              1997); Attorney/Senior Counsel,
San Francisco, CA 94105                        BGI (1994-2000).

Lois Towers (51)          Assistant Vice       U.S. Compliance Officer, BGI        None.
Barclays Global           President-AML        (since 1999).
Investors                 Compliance Officer
45 Fremont Street
San Francisco, CA 94105

None of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members own beneficially or of record any securities of BGFA (the Fund's investment adviser), SEI (the Fund's distributor) or any person controlling, controlled by or under control with, BGFA or SEI.

Committees of the Trust. Each Independent Trustee of the Trust serves on the Audit and Nominating Committees of the Trust. The purposes of the Audit Committee are to assist the Board of Trustees (1) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) in its oversight of the Trust's/Company's financial statements and the independent audit thereof; (3) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (4) in evaluating the independence of the independent accountants. The Audit Committee of the Trust met four times during fiscal year ended February 28, 2003.

The Nominating Committee nominates individuals for Independent Trustee membership on the Board of Trustees. The Nominating Committee evaluates candidates' qualifications for board membership, including their independence from the investment adviser and other principal service providers and the potential effects of any other relationship that might impair the independence of a candidate. In addition, the Nominating Committee periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board of Trustees. The Nominating Committee did not meet during the fiscal year ended February 28, 2003.

Approval of Investment Advisory Contract. Under Section 15(c) of the 1940 Act, the Board is generally required to approve the Trust's investment advisory contract with BGFA (the "Advisory Contract") annually. The Board is provided with quantitative and qualitative information to assist the Board in evaluating the terms of the Advisory Contract. This information includes comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser, as well as a description of the quality of services provided by the investment adviser.

Before approving the Advisory Contract, the Board reviewed a detailed profitability analysis of BGFA based on the fees payable under the Advisory Contract as well as any other servicing relationships between the Trust and BGFA or its affiliates. The Board analyzed the Trust's contractual fees, including the investment advisory fee, as well as co-administration and Rule 12b-1 distribution fees, if any.

The Board also reviewed statistical information regarding the performance and expenses of the funds. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for the funds, the Board reviewed the performance information for a group of funds that the BGFA determined was similar to each fund ("Peer Group") and an appropriate broad-based market index. The Board then reviewed a comparison of each fund's advisory fee, other fees and total expense ratio to other funds in the Peer Group.

During its review, the Board considered the advisory fees paid by the funds as well as the total fees paid to BGFA and its affiliates for advisory and other services provided to the funds. The Board also reviewed information pertaining to the fee structure for the funds and considered whether alternative fee structures (i.e. breakpoint fee structures or performance-based fees) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in the funds' asset levels.

In addition, the Board analyzed BGFA's background and services that it provides to the funds. For example, the Board reviewed and discussed the investment philosophy and experience of BGFA. The Board also considered the background and experience of the senior management of BGFA and the level of attention given to the funds by senior investment personnel of BGFA. In addition to the above considerations, the Board also analyzed BGFA's indexing strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board received a presentation from BGFA and reviewed the qualifications, backgrounds and responsibilities of the staff performing investment services for the funds. The Board recognized that BGFA has the size, visibility and resources to attract and retain highly qualified investment professionals. Similarly, the Board reviewed BGFA's ability to provide a competitive compensation package to its employees such that each entity would be able to attract and retain high-quality employees.

Based on the above analysis, the Board determined that the Investment Advisory Agreement for each fund, including the fee level, was fair and reasonable in light of all relevant circumstances. This determination was based on the following factors as discussed above: (i) level of profits realized by BGFA from its advisory arrangement with the funds; (ii) an analysis of advisory fees paid by the funds compared to other similar funds; (iii) the scope of BGFA's background and experience; and (iv) the quality of services provided by BGFA.

Remuneration of Trustees and Officers. The Trust pays each Trustee an annual fee of $32,500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee for the calendar year ended December 31, 2002.

                          Aggregate       Pension or
                          Estimated       Retirement                          Total Estimated
                        Compensation   Benefits Accrued   Estimated Annual     Compensation
                          from the     As Part of Trust    Benefits Upon       from the Fund
Name of Trustee             Trust         Expenses***       Retirement***    and Fund Complex*
---------------------   ------------   ----------------   ----------------   -----------------
Garrett F. Bouton****      $     0      Not Applicable     Not Applicable         $     0
John B. Carroll            $32,500      Not Applicable     Not Applicable         $65,000
Richard K. Lyons           $32,500      Not Applicable     Not Applicable         $90,000**
Nathan Most                $12,500      Not Applicable     Not Applicable         $25,000
George G.C. Parker         $32,500      Not Applicable     Not Applicable         $65,500
W. Allen Reed              $32,500      Not Applicable     Not Applicable         $65,000

* Includes compensation as Director of iShares, Inc., an investment company with 24 investment portfolios also advised by BFGA.
** Includes compensation as Trustee for Barclays Global Investors Funds and Master Investment Portfolio, investment companies with 103 portfolios also advised by BGFA.
*** No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
**** Served as Trustee through June 17, 2003.

Investment Advisor. BGFA serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

The Investment Advisory Agreement between the Trust and BGFA was most recently approved by the Board of Trustees on June 17, 2003. In making the determination to approve the Investment Advisory Agreement, the Board considered the qualifications of BGFA to provide advisory services, an analysis of BGFA's profitability, and the reasonableness of the advisory fees paid to BGFA in relation to the services provided and the advisory fees paid by other comparable mutual funds. Based on these considerations, the Board concluded that the terms of the Investment Advisory Agreement are fair and reasonable with respect to the Trust, are in the best interests of the Trust's shareholders, and are similar to those which could have been obtained through arm's length negotiations.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees or expenses and extraordinary expenses. For its investment management services to the Fund, BGFA will be paid a management fee at the annual rate (as a percentage of the Fund's average net assets) as shown below.

                                                   Management
iShares Index Fund                                    Fee
------------------------------------------------   ----------
iShares Lehman U.S. Treasury Inflation Protected      0.20%
   Securities Fund

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to the Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60-days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI, and BGFA from controlling, or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent, or custodian to the Fund or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

The Trust and BGFA each have adopted a Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. Investors Bank & Trust Co. ("Investors Bank") serves as administrator, custodian and transfer agent for the Fund. Its principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for the Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for the Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly.

Distributor. SEI Investments Distribution Co. (the "Distributor") is the distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for the Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days' written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of iShares.

Index Provider. The Fund is based upon a particular bond market index compiled by Lehman, which is not affiliated with the Fund or with BGI or its affiliates. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with Lehman. BGI has provided the sub-licenses without charge to the Fund.

Brokerage Transactions

The policy of the Trust regarding purchases and sales of portfolio securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

The Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including the Independent Trustees, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

The Trust will not deal with affiliates in principal transactions unless permitted by the applicable SEC rule or regulation or by SEC exemptive order.

BGFA assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. Higher turnover rates would likely result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of over 50 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds.

Each iShare issued by a Fund has a pro rata interest in the assets of that Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such fund on liquidation.

Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of iShares of a Fund and immediately prior to the commencement of trading in such Fund's iShares, a holder of iShares may be a "control person" of that Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund. Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at 530 E. Swedesford Rd, Wayne, PA 19087.

Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Trust and beneficial owners of 10% of the iShares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or the Fund entitled to vote on termination. Although the iShares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of iShares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the iShares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Book Entry Only System. The following information supplements and should be read in conjunction with the Shareholder Information section in the applicable Prospectus.

DTC Acts as Securities Depository for the iShares. iShares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.

Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation
Unit Aggregations

Creation. The Trust issues and sells iShares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to the Fund is any day on which the AMEX is open for business. As of the date of the applicable Prospectus, the AMEX observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the "Deposit Securities"). Each Creation Unit Aggregation constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the Fund's Underlying Index ("Fund Securities") and an amount of cash (the "Cash Component") computed as described below. The Trust intends to require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to replace any Deposit Security that is a TBA transaction. The amount of cash contributed will be equivalent to the price of the TBA transaction listed as a Deposit Security. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The function of the cash component is to compensate for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" an amount equal to the market value of the Deposit

Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

BGFA, through the National Securities Clearing Corporation ("NSCC"), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments, corporate action events, and interest payments on underlying bonds are reflected from time to time by BGFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC for corporate bonds or the Federal Reserve System for U.S. Treasury securities. The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant would be restricted under the securities law or where the delivery of the Deposit Security to the Authorized Participant (as defined below) would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book-Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A DTC Participant who has executed a participant agreement that has been delivered to the Fund and accepted by the Distributor is referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of each Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant

Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Placement of Creation Orders for the Funds. Fund Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate securities) by an Authorized Participant. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 3:00 p.m., Eastern time, on the third Business Day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 3:00 p.m., Eastern time, on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m., the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Unit Aggregations of the Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which BGFA may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit").

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date and the federal funds in the appropriate amount are deposited with Investors Bank by 3:00 p.m., Eastern time, on the third Business Day following the Transmittal Date. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 3:00 p.m. on the third Business Day following the Transmittal Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which BGFA may change from time to time, of the daily marked to market value of the missing Deposit Securities. In the event of a failure to deliver the missing Deposit Securities the Trust may buy securities according to industry standards and procedures. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities, on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. Therefore, Authorized Participants will be required to provide collateral to cover a failed delivery of Deposit Securities in connection with an "in-kind" creation of iShares.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor and BGFA make it for all practical purposes impossible to process creation orders.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC's Continuous Net Settlement, Federal Reserve, Investors Bank or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units of iShares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional variable charge for cash purchases on the "cash in lieu" portion of its investment. The standard creation fee for the Fund is [___].

Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund only on a Business Day. A Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund securities ("Fund Securities") received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee listed below. The Fund intends to substitute an amount of cash (i.e., a "cash in lieu" amount) to replace any Fund Security that is a TBA transaction. The amount of cash paid out will be equivalent to the price of the TBA transaction listed as s Fund Security. The cash will be added to the Cash Redemption Amount. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the AMEX is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the AMEX is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The standard redemption fee for the Fund is $[___].

Placement of Redemption Orders for the Funds. To be eligible to place redemption orders for Creation Unit Aggregations of the Funds, an entity must be a DTC Participant that has executed a Participant Agreement and have the ability to transact through the Federal Reserve System. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 3:00 p.m., Eastern time, on the third Business Day immediately following such Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing iShares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral having a value (marked to market daily) at least equal to 105%, which BGFA may change from time to time, of the value of the missing iShares. The current procedures for collateralization of missing iShares require, among other things, that any collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of Investors Bank in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing iShares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Investors Bank according to the procedures set forth under Determination of NAV, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of iShares of the relevant Fund are delivered to Investors Bank prior to 3:00 p.m. Eastern time on the third business day following the transmittal day, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Investors Bank on such Transmittal Date. A redemption order must be submitted in proper form. If the requisite number of iShares of the relevant Fund are not delivered by 3:00 p.m. Eastern time on the third Business Day following the Transmittal Date, the Fund will not release the underlying securities for delivery unless collateral is posted in the amount of 105%, which BGFA may change from time to time, of the missing shares (marked to market daily)

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such iShares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its iShares based on the NAV of iShares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of iShares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation

Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the iShares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Taxes

The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies).

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

The Trust on behalf of the Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of a given Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Special federal income tax rules apply to the inflation-indexed bonds held by the Fund. Generally, all stated interest on such bonds is taken into income by the Fund under its regular method of accounting for interest income. The amount of a positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as original issue discount (OID). The OID is included in the Fund's gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of the Fund's OID in a taxable year with respect to a bond will increase the Fund's taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of a negative inflation adjustment, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated interest, OID, and market discount, if any) otherwise includible in the Fund's income with respect to the bond for the taxable year.

Determination of NAV

The NAV of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV for the Fund is calculated by Investors Bank and determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing the Fund's NAV, fixed income securities are normally valued based on information provided by the Fund's index provider. Fixed income securities are normally valued using data that reflects quoted bond prices as of 3:00 p.m. Eastern Time, the generally observed close of the U.S. bond markets. Other portfolio securities are normally valued using market quotations. Securities for which index provider information or reliable market quotations are not readily available are valued using "fair value pricing procedures." In these situations, a security's value for NAV purposes is determined in good faith by BGFA in accordance with procedures adopted by the Fund's Board. The Fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the generally observed close of the U.S. bond market.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least monthly by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the Fund purchased in the secondary market.

Performance and Other Information

The performance of the Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

Yield. The current or "dividend" yield on a fund or any investment tells you the relationship between the investment's current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized, and divided by the price at the end of the period.

For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period. The advertised or SEC yield is found by determining the net income per share (as defined by the SEC) earned by a fund during a 30-day base period and dividing this amount by the per share price on the last day of the base period.

Current yield is computed according to a formula which operates as follows: An income factor is calculated for each security in the portfolio based upon the security's market value at the beginning of the period and yield as determined in conformity with regulations of the SEC. The income factors are then totaled for all securities in the portfolio. Next, expenses of the fund for the period, net of expected reimbursements, if any, are deducted from the income to arrive at net income, which is then converted to a per share amount by dividing net income by the average number of shares outstanding during the period. The net income per share is divided by the net asset value on the last day of the period to produce a monthly yield, which is then annualized.

Quoted yield factors are for comparison purposes only and are not intended to indicate future performance or forecast the dividend per share of the fund.

Total Return Quotation (Before Taxes). Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or the life of the Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Average annual total return is calculated according to the following formula:
P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

Total Return Quotation (After-Taxes on Distributions). The total return (after-taxes on distributions) of the Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)/n/ = ATV\\D\\, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV\\D\\ = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains (applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

Total Return Quotation (After-Taxes on Distributions and Sale). The total return (after-taxes on distributions and sale) of the Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is sold at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)/n/ = ATV\\DR\\, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and sale); n = number of years; and ATV\\DR\\ = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is sold at the end of each measurement period. The calculation assumes that all distributions by the Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on sales by shareholders are calculated by subtracting the capital gains taxes resulting from the sale and adding the tax benefit from capital losses resulting from the sale. For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains (applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

Cumulative Total Return Quotation. Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in the Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Such quotations for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

Whenever the Trust calculates total return using the market values of iShares (the midpoint of the spread between the bid and ask prices as of the close of trading) as reported by the Listing Exchange, it will also calculate a similar total return using the Fund's NAV. The Trust may also provide reported closing price data for iShares and calculations of any applicable premiums or discounts against NAV on its website and in the Fund's Prospectus and annual report.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

In addition, in connection with the communication of its performance to current or prospective shareholders, the Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

..    Dow Jones Industrial Average
..    Consumer Price Index
..    Standard & Poor's 500 Composite Stock Price Index (S&P 500)
..    Nasdaq OTC Composite Index

..    Nasdaq Industrials Index
..    International Finance Corporation's (Global) Composite and (Investable)
     Composite Indices
..    Morgan Stanley Capital International Indices
..    Nasdaq Composite Index
..    Wilshire 5000 Stock Index

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius LLP, Washington, D.C., is counsel to the Trust.

Independent Auditor.              serves as the independent auditor and
                     ------------
accountant of the Trust.

Other Information

Item 23   Exhibits

Exhibit Number   Description
--------------   -----------

(a) Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b) Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)              Not applicable

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(d.2) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund and iShares Lehman U.S. Treasury Inflation Protected Securities Fund to be filed by amendment.

(d.3) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed March 3, 2003.

(e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(e.2) Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund and iShares Lehman U.S. Treasury Inflation Protected Securities Fund to be filed by amendment.

(e.3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.3) of Post-Effective Amendment No. 21, filed June 27, 2003.

(e.4) Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed March 3, 2003.

(f)              Not applicable

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund and iShares Lehman U.S. Treasury Inflation Protected Securities Fund to be filed by amendment.

(g.3) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed March 3, 2003.

(g.4) Securities Lending Agency Agreement between Barclays Global Investors and the Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 21, filed June 27, 2003.

(g.5) Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1) Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund and iShares Lehman U.S. Treasury Inflation Protected Securities Fund to be filed by amendment.

(h.3) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.4) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund and iShares Lehman U.S. Treasury Inflation Protected Securities Fund to be filed by amendment.

(h.5)            Sublicense Agreement between Barclays Global Investors, N.A.
                 and the Trust for S&P Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.6)            Sublicense Agreement between Barclays Global Investors, N.A.
                 and the Trust for Dow Jones Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.7)            Sublicense Agreement between Barclays Global Investors, N.A.
                 and the Trust for Russell Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.8) Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.9)            Sublicense Agreement between Barclays Global Investors, N.A.
                 and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.10)           Sublicense Agreement between Barclays Global Investors, N.A.
                 and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.11)           Sublicense Agreement between Barclays Global Investors, N.A.
                 and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, and iShares Goldman Sachs Software Index Fund - to be filed by amendment.

(h.12)           Sublicense Agreement between Barclays Global Investors, N.A.
                 and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman

                 Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund, iShares U.S. Credit Index Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.13)           Sublicense Agreement between Barclays Global Investors, N.A.
                 and the Trust for iShares GS $ InvesTop Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.14)           Sublicense Agreement between Barclays Global Investors, N.A.
                 and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.15)           Sublicense Agreement between Barclays Global Investors, N.A.
                 and the Trust for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund and iShares Lehman U.S. Treasury Inflation Protected Securities Fund to be filed by amendment.

(h.16) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(h.17) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(h.18)           Sublicense Agreement between Barclays Global Investors, N.A.
                 and the Trust for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund to be filed by amendment.

(i) Legal Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 17, filed November 29, 2002.

(j)              Not applicable

(k)              Not applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)              Not applicable

(n)              Not applicable

(o)              Not applicable

(p.1) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 21, filed June 27, 2003.

(p.2) Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 21, filed June 27, 2003.

(p.3) Code of SEI Investments Company as amended December 2001 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 50 to the Registration Statement of SEI Tax Exempt Trust (SEC Nos. 2-76940 and 811-3447) filed with the SEC on December 30, 2002.

Item 24  Persons Controlled By or Under Common Control with Registrant

Not applicable

Item 25  Indemnification

     The Trust is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a) Business and Other Connections of Investment Adviser

     The Trust is advised by Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position    Principal Business(es) During the last Two Fiscal Years
-----------------    -------------------------------------------------------

Blake Grossman       Chairman of the Board of Directors of BGFA and Chairman
Chairman             and Director of BGI
                     45 Fremont Street, San Francisco, CA  94105

Frank Ryan           Chief Financial Officer of BGFA and Chief Financial Officer
Officer              of BGI
                     45 Fremont Street, San Francisco, CA  94105

Item 27  Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                  July 15, 1982
     SEI Liquid Asset Trust                  November 29, 1982
     SEI Tax Exempt Trust                    December 3, 1982
     SEI Index Funds                         July 10, 1985
     SEI Institutional Managed Trust         January 22, 1987
     SEI Institutional International Trust   August 30, 1988
     The Advisors' Inner Circle Fund         November 14, 1991
     STI Classic Funds                       May 29, 1992
     The Arbor Fund                          January 28, 1993
     Bishop Street Funds                     January 27, 1995
     STI Classic Variable Trust              August 18, 1995
     SEI Asset Allocation Trust              April 1, 1996
     SEI Institutional Investments Trust     June 14, 1996
     HighMark Funds                          February 15, 1997
     The Expedition Funds                    June 9, 1997
     Oak Associates Funds                    February 27, 1998
     The Nevis Fund, Inc.                    June 29, 1998
     CNI Charter Funds                       April 1, 1999
     Amerindo Funds Inc.                     July 13, 1999
     iShares, Inc.                           January 28, 2000
     SEI Insurance Products Trust            March 29, 2000
     iShares Trust                           April 25, 2000
     Pitcairn Funds                          August 1, 2000
     First Focus Funds, Inc.                 October 1, 2000
     JohnsonFamily Funds, Inc.               November 1, 2000
     The MDL Funds                           January 24, 2001
     Causeway Capital Management Trust       September 20, 2001
     The Japan Fund, Inc.                    October 7, 2002

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                       Position and Office               Positions and Offices
Name                                    with Underwriter                    with Registrant
-----------------------   --------------------------------------------   ---------------------
Alfred P. West, Jr.       Director, Chairman of the Board of Directors            --
Carmen V. Romeo           Director                                                --
Mark J. Held              President & Chief Operating Officer                     --
Dennis J. McGonigle       Executive Vice President                                --
Robert M. Silvestri       Chief Financial Officer & Treasurer                     --
Todd Cipperman            Senior Vice President & General Counsel                 --
Carl A. Guarino           Senior Vice President                                   --
Jack May                  Senior Vice President                                   --
Kevin P. Robins           Senior Vice President                                   --
Patrick K. Walsh          Senior Vice President                                   --
Wayne M. Withrow          Senior Vice President                                   --
Robert Aller              Vice President                                          --
John D. Andresa           Vice President & Managing Director                      --
Timothy D. Barto          Vice President & Assistant Secretary                    --
Robert Crudup             Vice President                                          --
Richard A. Deak           Vice President & Assistant Secretary                    --
Scott W. Dellorfano       Vice President & Managing Director                      --
Barbara Doyne             Vice President                                          --
Jeff Drennen              Vice President                                          --
Scott C. Fanatico         Vice President                                          --
Michael Farrell           Vice President                                          --
Vic Galef                 Vice President                                          --
Steven A. Gardner         Vice President                                          --
Lydia A. Gavalis          Vice President & Assistant Secretary                    --
Greg Gettinger            Vice President                                          --
Kathy Heilig              Vice President                                          --
Jeff Jacobs               Vice President                                          --
Bridget Jensen            Vice President                                          --
Samuel King               Vice President                                          --
John Krzeminski           Vice President & Managing Director                      --
Paul Lonergan             Vice President & Managing Director                      --
Edward D. Loughlin        Director & Executive Vice President                     --
Ellen Marquis             Vice President                                          --
Christine M. McCullough   Vice President & Assistant Secretary                    --
Carolyn McLaurin          Vice President                                          --
Rosanne Miller            Vice President & Assistant Secretary                    --

John C. Munch             Vice President & Assistant Secretary                    --
Joanne Nelson             Vice President                                          --
Rob Redican               Vice President                                          --
Maria Rinehart            Vice President                                          --
Steve Smith               Vice President                                          --
Kathryn L. Stanton        Vice President                                          --
Sherry K. Vetterlein      Vice President & Assistant Secretary                    --
Lori L. White             Vice President & Assistant Secretary                    --
William E. Zitelli, Jr.   Vice President & Assistant Secretary                    --

Item 28 Location of Accounts and Records

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the "Records") at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29 Management Services.

Not applicable.

Item 30 Undertaking

Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment company Act, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 11th day of August, 2003.


                                            By: /s/ Lee T. Kranefuss
                                                --------------------------------
                                                Lee T. Kranefuss
                                                President and Chairman

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                                            By: /s/ Lee T. Kranefuss
                                                --------------------------------
                                                Lee T. Kranefuss
                                                Trustee and President
                                                Date: August 11, 2003


                                                --------------------------------
                                                John B. Carroll*
                                                Trustee
                                                Date: August 11, 2003


                                                --------------------------------
                                                Richard K. Lyons*
                                                Trustee
                                                Date: August 11, 2003


                                                --------------------------------
                                                Nathan Most*
                                                Trustee
                                                Date: August 11, 2003


                                                --------------------------------
                                                George G. C. Parker*
                                                Trustee
                                                Date: August 11, 2003


                                                --------------------------------
                                                W. Allen Reed*
                                                Trustee
                                                Date: August 11, 2003


                                                /s/ Michael Latham
                                                --------------------------------
                                                Michael Latham
                                                Treasurer
                                                Date: August 11, 2003


                                           *By: /s/ Michael Latham
                                                --------------------------------
                                                Michael Latham
                                                Attorney in fact
                                                Date: August 11, 2003

Power of Attorney dated February 28, 2002 is incorporated herein by reference to Post-Effective Amendment No. 15, filed March 29, 2002.

Exhibit Number   Description

None